September 2, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus Appreciation Fund, Inc.
            1933 Act File No.:  2-68671
            1940 Act File No.:  811-03081
            CIK No.:  00008318478

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 64 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 26, 2016.

Please address any comments or questions to my attention at (212) 922-8023.

Sincerely,

/s/ Zachary R. Barker
Zachary R. Barker
Paralegal